INCOME TAXES	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

12.	INCOME TAXES

The Company recorded income tax expense of $44 thousand for the period ended March 31, 2026, which represents an effective tax rate of (1.29)%. No income tax expense was recorded for the period ended March 31, 2025. The effective tax rate for the period ended March 31, 2026 and 2025, differs from the statutory rate primarily due to changes in valuation allowance and the mix of earnings and losses in the jurisdictions the Company operates.